EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 06, 2025 $ / shares shares	Jun. 24, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) $ / shares shares	Apr. 04, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) vote
Disclosure of classes of share capital [line items]
Number of votes per share | vote							1
Issuance of ordinary shares					$ 50,368	$ 118
Subscription Agreement
Disclosure of classes of share capital [line items]
Number of shares issued in the period (in shares) | shares	844,366	16,887,328
Shares issued, price (in dollars per share) | $ / shares	$ 29.608	$ 1.4804
Issued capital, ordinary shares		$ 25,000
Debt instrument, repurchase amount				$ 24,200			$ 25,000
Gold Sino
Disclosure of classes of share capital [line items]
Number of shares issued in the period (in shares) | shares	1,625,805		32,516,095
Shares issued, price (in dollars per share) | $ / shares	$ 30.754		$ 1.5377
Number of shares issued (in shares) | shares	541,935		10,838,698
Immediately after the issuance successive period			5 years
Issuance of ordinary shares				$ 10,000
Issued capital, ordinary shares			$ 50,000